Consolidated Statements of Member Equity - USD ($) $ in Millions	Total	Member investment	Accumulated other comprehensive income (loss)	(Accumulated deficit)/ Retained earnings
Beginning balance at Feb. 20, 2014	$ 1,759.6	$ 256.2	$ 18.0	$ 1,485.4
Member contributions	1,283.2	1,283.2
Equity-based compensation	344.1	344.1
Net income (loss)	(1,225.2)			(1,225.2)
Member distribution	(34.5)	(34.5)
Other member activity	(0.3)	(0.3)
Other comprehensive income (loss), net of tax	41.6		41.6
Ending balance at Feb. 28, 2015	2,168.5	1,848.7	59.6	260.2
Member contributions	21.6	21.6
Equity-based compensation	97.8	97.8
Net income (loss)	(502.2)			(502.2)
Other member activity	(0.2)	(0.2)
Other comprehensive income (loss), net of tax	(172.3)		(172.3)
Ending balance at Feb. 27, 2016	1,613.2	1,967.9	(112.7)	(242.0)
Net income (loss)	(407.9)
Other comprehensive income (loss), net of tax			(9.6)
Ending balance at Dec. 03, 2016			(122.3)
Beginning balance at Feb. 27, 2016	1,613.2	1,967.9	(112.7)	(242.0)
Equity-based compensation	53.3	53.3
Net income (loss)	(373.3)			(373.3)
Member distribution	(21.9)	(21.9)
Other comprehensive income (loss), net of tax	99.9		99.9
Ending balance at Feb. 25, 2017	1,371.2	$ 1,999.3	(12.8)	$ (615.3)
Net income (loss)	(342.0)
Other comprehensive income (loss), net of tax			39.3
Ending balance at Dec. 02, 2017	$ 824.1		$ 26.5